Label		Element	Value
Investor Class Prospectus | USA Mutuals Generation Wave Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	USA Mutuals Generation Wave Growth Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term with low volatility and low correlation to the equity markets.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Generation Wave Growth Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Generation Wave Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 132.21% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	132.21%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the expense ratio in the Generation Wave Growth Fund’s “Financial Highlights” section of this Prospectus because the “Financial Highlights” include only the direct expenses of the Fund, and exclude acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Investor Class shares of the Generation Wave Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The fee waiver/expense reimbursement agreement discussed in the table above is reflected only through July 31, 2016.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs for the Fund would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Generation Wave Growth Fund, a non-diversified investment company, pursues its investment objective by investing in multiple alternative investment strategies.  The strategies employed by the Fund include Long/Short Equity Strategy, Relative Value-Long/Short Debt Strategy, Equity Option Strategy, Tactical Allocation Strategy (which involves using market trend indicators to determine whether the Fund should take aggressive, neutral or defensive market positions), and Real Assets/Commodity Strategy such as real estate, commodities and currencies.  The Fund may implement these strategies through direct investments in equity, fixed income and options securities, futures contracts, swaps, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), exchange-traded notes (“ETNs”), exchange-traded funds (“ETFs”) or other investment companies.  The Fund may engage in long purchases, short sales and options trading to implement these strategies.

The equity securities that the Generation Wave Growth Fund invests in directly or through other investment companies may include small, medium or large capitalization companies, both domestic and foreign, in different market sectors.  The Fund’s investment in securities of foreign issuers may include emerging markets.  The fixed income securities that the Fund invests in directly or through other investment companies may include any maturity or credit quality, both domestic and foreign, and may include securities rated below investment grade (sometimes referred to as “junk bonds”).  The Fund may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities, and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest include options, futures and swaps.  The Fund invests in these types of instruments to both reduce risk through hedging, or to take market risk.  In addition, the Fund may borrow money, a practice known as “leveraging,” to meet redemptions, for other emergency purposes or to increase its portfolio holdings.  The Fund may invest in commodity-linked instruments, including commodity-linked swaps, futures, options and options on futures, commodity-linked debt and other investment companies and ETFs that invest in commodity-linked instruments.

The Advisor does not follow a rigid investment or allocation policy and the Generation Wave Growth Fund’s assets may be deployed among the Fund’s investment strategies and in weightings the Advisor deems appropriate.

Descriptions of the primary strategies to be employed by the Generation Wave Growth Fund include:

•	Long/Short Equity Strategy-This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Relative Value-Long/Short Debt Strategy-This strategy is designed to take advantage of perceived discrepancies in the market prices related to credit or maturities of fixed income and derivative securities.

•
Equity Option Strategy-Option strategies include selling call options against long equity positions to provide the ability to participate in high quality equity securities, while seeking income potential and downside protection.

•	Tactical Allocation Strategy-Using market trend indicators, this portion of the portfolio is allocated to aggressive, neutral or defensive market positions.

•	Real Assets/Commodity Strategy-Economic cycles provide opportunities to profit from positions in real estate, copper, lumber, precious metals and other commodities.

When market conditions are unfavorable for profitable investing or when suitable investments are not otherwise available, the Fund may hold a majority of its net assets in cash or similar short-term, high-quality debt securities.  For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The risks associated with an investment in the Generation Wave Growth Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or a portion of your investment in the Fund;

•	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

•	investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

•	asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions;

•
because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

•	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;

•	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

•	fixed income securities held by the Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and high yield securities risk;

•
fixed income securities that are rated below investment grade (sometimes referred to as “junk bonds”) are subject to risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer (such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities);

•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

•	political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline;

•	leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio;

•
ETFs bear the risk that the market price of an ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained;

•
the Fund may bear indirect fees and expenses charged by any underlying investment companies in which the Fund may invest in addition to its direct fees and expenses, and may indirectly bear the principal risks of those investment companies;

•
the notes issued by ETNs are unsecured debt of the issuer, and the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index;

•	currency-rate fluctuations due to political, social or economic instability may cause the value of the Fund’s investments to decline;

•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected;

•
options and futures contracts may be more volatile than direct investments in the underlying securities, involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities;

•	swap contracts may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty;

•	the Fund may not be able to sell or close out a derivative instrument and underlying investments in a derivative instrument may lose value due to interest rate changes;

•
if the value of a security sold short increases prior to the scheduled delivery date the Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale;

•
exposure to commodity markets through investments in commodity-linked instruments, may subject the Fund to greater volatility than investments in traditional securities (this difference is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments);

•
investments in real estate may be impacted by adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, which may decrease the value of REITs in which the Fund may invest (additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment); and

•
MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  MLP investments also entail many of the general tax risks of investing in a partnership.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

Risk Lose Money [Text]		rr_RiskLoseMoney	you could lose all or a portion of your investment in the Fund
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Generation Wave Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The information shown assumes reinvestment of distributions.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available through the Fund’s website at www.usamutuals.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Generation Wave Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Generation Wave Growth Fund - Investor Class Shares Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The calendar year-to-date return for the Generation Wave Growth Fund’s Investor Class shares as of June 30, 2015 was 1.11%.  During the period shown in the bar chart, the best performance for a quarter was 12.82% (for the quarter ended September 30, 2009).  The worst performance was -20.07% (for the quarter ended December 31, 2008).

Year to Date Return, Label		rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.11%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(20.07%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are shown for Investor Class shares and are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Investor Class shares and are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (Investor Class Shares)
Investor Class Prospectus | USA Mutuals Generation Wave Growth Fund | S&P 500 Index® (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	S&P 500 Index® (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	7.67%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.92%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 21, 2001
Investor Class Prospectus | USA Mutuals Generation Wave Growth Fund | USA Mutuals Generation Wave Growth Fund - Investor Class
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	0.95%
Other Expenses		rr_OtherExpensesOverAssets	1.58%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.73%
Less: Fee Waiver/Expense Reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	773
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,004
Annual Return 2005		rr_AnnualReturn2005	8.12%
Annual Return 2006		rr_AnnualReturn2006	11.64%
Annual Return 2007		rr_AnnualReturn2007	2.30%
Annual Return 2008		rr_AnnualReturn2008	(36.59%)
Annual Return 2009		rr_AnnualReturn2009	21.68%
Annual Return 2010		rr_AnnualReturn2010	11.35%
Annual Return 2011		rr_AnnualReturn2011	(6.25%)
Annual Return 2012		rr_AnnualReturn2012	12.65%
Annual Return 2013		rr_AnnualReturn2013	15.31%
Annual Return 2014		rr_AnnualReturn2014	(8.48%)
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(8.48%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	1.69%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	2.16%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 21, 2001
Investor Class Prospectus | USA Mutuals Generation Wave Growth Fund | USA Mutuals Generation Wave Growth Fund - Investor Class | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(8.48%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.35%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	0.97%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.61%
Investor Class Prospectus | USA Mutuals Generation Wave Growth Fund | USA Mutuals Generation Wave Growth Fund - Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.80%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	1.56%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	1.89%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the expense ratio in the Generation Wave Growth Fund's "Financial Highlights" section of this Prospectus because the "Financial Highlights" include only the direct expenses of the Fund, and exclude acquired fund fees and expenses ("AFFE").
[2]	USA Mutuals Advisors, Inc. (the "Advisor"), the Generation Wave Growth Fund's investment advisor, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, AFFE and extraordinary expenses (collectively, "Excluded Expenses")) to 1.75% of average net assets of the Fund through July 31, 2016, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Fund's Board of Trustees (the "Board of Trustees"), unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.75%. The current term of the agreement may only be terminated by the Board of Trustees of the Trust. The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.